Schedule of Discontinued Operations Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents						$ 14
Deferred course expenses						806
Discontinued operations-current assets						820
Other assets					33	34
Total major classes of assets - discontinued operations					33	854
Accounts payable					3,638	3,698
Accrued course expenses					587	593
Other accrued expenses					439	1,582
Deferred revenue					5,181	5,413
Total major classes of liabilities - discontinued operations					9,845	11,286
Revenue					40	8,247
Total operating costs and expenses					907	2,910
Income (loss) from discontinued operations					(867)	5,337
Other income (expense), net					(80)	2
Income tax benefit (expense)					1,118	(1,075)
Net income from discontinued operations				$ 171	171	4,264
(Loss) Income from discontinued operations					(867)	5,337
Income tax benefit					(1,118)	1,075
Net income from discontinued operations				171	171	$ 4,264
Discontinued Operations [Member]
Cash and cash equivalents
Deferred course expenses
Discontinued operations-current assets
Total major classes of assets - discontinued operations	32		32		33
Accounts payable	3,297		3,297		3,638
Accrued course expenses	515		515		587
Other accrued expenses	1,784		1,784		439
Deferred revenue	5,055		5,055		5,181
Total major classes of liabilities - discontinued operations	$ 10,651		10,651		$ 9,845
Revenue				40
Total operating costs and expenses				907
Income (loss) from discontinued operations				(867)
Income tax benefit (expense)				(1,118)
(Loss) Income from discontinued operations				(867)
Other expense, net				(80)
Income tax benefit				1,118
Net income from discontinued operations				$ 171